UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Investment Portfolio Fidelity® Real Estate Investment Portfolio : FRESX

This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment Portfolio	$ 32	0.62%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	33.5
Retail REITs	17.5
Industrial REITs	15.3
Health Care REITs	12.9
Residential REITs	11.7
Real Estate Management & Development	8.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	8.9
Welltower Inc	8.6
American Tower Corp	8.2
NNN REIT Inc	4.4
Kimco Realty Corp	4.3
Public Storage	4.1
CBRE Group Inc Class A	3.9
Digital Realty Trust Inc	3.9
UDR Inc	3.5
59.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915232.101    303-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® International Real Estate Fund Fidelity® International Real Estate Fund : FIREX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Real Estate Fund	$ 47	0.88%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	47.2
Industrial REITs	10.6
Residential REITs	10.4
Specialized REITs	8.3
Health Care REITs	6.9
Household Durables	4.6
Retail REITs	4.4
Diversified REITs	2.8
Health Care Providers & Services	2.7
Others	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.4
Australia - 11.8
United Kingdom - 11.5
Singapore - 8.7
Hong Kong - 8.5
Belgium - 6.6
Sweden - 5.0
France - 4.2
Germany - 3.6
Others - 17.7

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Sun Hung Kai Properties Ltd	3.8
Hulic Co Ltd	3.2
Advance Residence Investment Corp	3.0
Ingenia Communities Group unit	3.0
Warehouses De Pauw CVA	2.8
Health Care & Medical Investment Corp	2.7
Parkway Life Real Estate Investment Trust	2.6
Stockland unit	2.5
Prologis Inc	2.4
30.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915255.101    1368-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class Z : FIKLX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.79%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	47.2
Industrial REITs	10.6
Residential REITs	10.4
Specialized REITs	8.3
Health Care REITs	6.9
Household Durables	4.6
Retail REITs	4.4
Diversified REITs	2.8
Health Care Providers & Services	2.7
Others	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.4
Australia - 11.8
United Kingdom - 11.5
Singapore - 8.7
Hong Kong - 8.5
Belgium - 6.6
Sweden - 5.0
France - 4.2
Germany - 3.6
Others - 17.7

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Sun Hung Kai Properties Ltd	3.8
Hulic Co Ltd	3.2
Advance Residence Investment Corp	3.0
Ingenia Communities Group unit	3.0
Warehouses De Pauw CVA	2.8
Health Care & Medical Investment Corp	2.7
Parkway Life Real Estate Investment Trust	2.6
Stockland unit	2.5
Prologis Inc	2.4
30.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915260.101    3301-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class M : FIRTX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.42%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	47.2
Industrial REITs	10.6
Residential REITs	10.4
Specialized REITs	8.3
Health Care REITs	6.9
Household Durables	4.6
Retail REITs	4.4
Diversified REITs	2.8
Health Care Providers & Services	2.7
Others	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.4
Australia - 11.8
United Kingdom - 11.5
Singapore - 8.7
Hong Kong - 8.5
Belgium - 6.6
Sweden - 5.0
France - 4.2
Germany - 3.6
Others - 17.7

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Sun Hung Kai Properties Ltd	3.8
Hulic Co Ltd	3.2
Advance Residence Investment Corp	3.0
Ingenia Communities Group unit	3.0
Warehouses De Pauw CVA	2.8
Health Care & Medical Investment Corp	2.7
Parkway Life Real Estate Investment Trust	2.6
Stockland unit	2.5
Prologis Inc	2.4
30.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915258.101    1854-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class I : FIRIX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.91%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	47.2
Industrial REITs	10.6
Residential REITs	10.4
Specialized REITs	8.3
Health Care REITs	6.9
Household Durables	4.6
Retail REITs	4.4
Diversified REITs	2.8
Health Care Providers & Services	2.7
Others	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.4
Australia - 11.8
United Kingdom - 11.5
Singapore - 8.7
Hong Kong - 8.5
Belgium - 6.6
Sweden - 5.0
France - 4.2
Germany - 3.6
Others - 17.7

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Sun Hung Kai Properties Ltd	3.8
Hulic Co Ltd	3.2
Advance Residence Investment Corp	3.0
Ingenia Communities Group unit	3.0
Warehouses De Pauw CVA	2.8
Health Care & Medical Investment Corp	2.7
Parkway Life Real Estate Investment Trust	2.6
Stockland unit	2.5
Prologis Inc	2.4
30.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915259.101    1855-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class C : FIRCX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.92%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	47.2
Industrial REITs	10.6
Residential REITs	10.4
Specialized REITs	8.3
Health Care REITs	6.9
Household Durables	4.6
Retail REITs	4.4
Diversified REITs	2.8
Health Care Providers & Services	2.7
Others	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.4
Australia - 11.8
United Kingdom - 11.5
Singapore - 8.7
Hong Kong - 8.5
Belgium - 6.6
Sweden - 5.0
France - 4.2
Germany - 3.6
Others - 17.7

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Sun Hung Kai Properties Ltd	3.8
Hulic Co Ltd	3.2
Advance Residence Investment Corp	3.0
Ingenia Communities Group unit	3.0
Warehouses De Pauw CVA	2.8
Health Care & Medical Investment Corp	2.7
Parkway Life Real Estate Investment Trust	2.6
Stockland unit	2.5
Prologis Inc	2.4
30.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915257.101    1853-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class A : FIRAX

This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.17%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$360,223,460
Number of Holdings	80
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	47.2
Industrial REITs	10.6
Residential REITs	10.4
Specialized REITs	8.3
Health Care REITs	6.9
Household Durables	4.6
Retail REITs	4.4
Diversified REITs	2.8
Health Care Providers & Services	2.7
Others	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.4
Australia - 11.8
United Kingdom - 11.5
Singapore - 8.7
Hong Kong - 8.5
Belgium - 6.6
Sweden - 5.0
France - 4.2
Germany - 3.6
Others - 17.7

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Sun Hung Kai Properties Ltd	3.8
Hulic Co Ltd	3.2
Advance Residence Investment Corp	3.0
Ingenia Communities Group unit	3.0
Warehouses De Pauw CVA	2.8
Health Care & Medical Investment Corp	2.7
Parkway Life Real Estate Investment Trust	2.6
Stockland unit	2.5
Prologis Inc	2.4
30.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915256.101    1851-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Investment Portfolio Fidelity Advisor® Real Estate Fund Class A : FRVBX

This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 4	0.92%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	33.5
Retail REITs	17.5
Industrial REITs	15.3
Health Care REITs	12.9
Residential REITs	11.7
Real Estate Management & Development	8.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	8.9
Welltower Inc	8.6
American Tower Corp	8.2
NNN REIT Inc	4.4
Kimco Realty Corp	4.3
Public Storage	4.1
CBRE Group Inc Class A	3.9
Digital Realty Trust Inc	3.9
UDR Inc	3.5
59.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921618.100    9188-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Investment Portfolio Fidelity Advisor® Real Estate Fund Class M : FRVDX

This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 5	1.05%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	33.5
Retail REITs	17.5
Industrial REITs	15.3
Health Care REITs	12.9
Residential REITs	11.7
Real Estate Management & Development	8.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	8.9
Welltower Inc	8.6
American Tower Corp	8.2
NNN REIT Inc	4.4
Kimco Realty Corp	4.3
Public Storage	4.1
CBRE Group Inc Class A	3.9
Digital Realty Trust Inc	3.9
UDR Inc	3.5
59.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921620.100    9189-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Investment Portfolio Fidelity Advisor® Real Estate Fund Class C : FRVEX

This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 8	1.66%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	33.5
Retail REITs	17.5
Industrial REITs	15.3
Health Care REITs	12.9
Residential REITs	11.7
Real Estate Management & Development	8.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	8.9
Welltower Inc	8.6
American Tower Corp	8.2
NNN REIT Inc	4.4
Kimco Realty Corp	4.3
Public Storage	4.1
CBRE Group Inc Class A	3.9
Digital Realty Trust Inc	3.9
UDR Inc	3.5
59.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921622.100    9190-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Investment Portfolio Fidelity Advisor® Real Estate Fund Class I : FRVHX

This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 3	0.66%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	33.5
Retail REITs	17.5
Industrial REITs	15.3
Health Care REITs	12.9
Residential REITs	11.7
Real Estate Management & Development	8.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	8.9
Welltower Inc	8.6
American Tower Corp	8.2
NNN REIT Inc	4.4
Kimco Realty Corp	4.3
Public Storage	4.1
CBRE Group Inc Class A	3.9
Digital Realty Trust Inc	3.9
UDR Inc	3.5
59.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921624.100    9191-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Real Estate Investment Portfolio Fidelity Advisor® Real Estate Fund Class Z : FRVJX

This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period January 15, 2026 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 3	0.54%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,050,854,347
Number of Holdings	42
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	33.5
Retail REITs	17.5
Industrial REITs	15.3
Health Care REITs	12.9
Residential REITs	11.7
Real Estate Management & Development	8.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	10.0
Equinix Inc	8.9
Welltower Inc	8.6
American Tower Corp	8.2
NNN REIT Inc	4.4
Kimco Realty Corp	4.3
Public Storage	4.1
CBRE Group Inc Class A	3.9
Digital Realty Trust Inc	3.9
UDR Inc	3.5
59.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921626.100    9192-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Real Estate Investment Portfolio

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Real Estate Investment Portfolio
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
UNITED STATES - 99.3%
Real Estate - 99.3%
Health Care REITs - 12.9%
Healthpeak Properties Inc	1,808,000	31,169,920
Ventas Inc	1,288,638	100,088,513
Welltower Inc	1,391,155	262,037,956
		393,296,389
Industrial REITs - 15.3%
Americold Realty Trust Inc	1,313,601	16,301,788
Prologis Inc	2,342,314	305,812,516
STAG Industrial Inc Class A	2,729,045	102,366,478
Terreno Realty Corp	677,592	41,699,012
		466,179,794
Real Estate Management & Development - 8.4%
CBRE Group Inc Class A (a)	691,658	117,810,107
Compass Inc Class A (a)	2,389,287	29,913,873
CoStar Group Inc (a)	856,569	52,678,994
Jones Lang LaSalle Inc (a)	113,667	40,682,556
Zillow Group Inc Class C (a)	255,915	16,130,322
		257,215,852
Residential REITs - 11.7%
American Homes 4 Rent Class A	1,795,617	56,238,724
Camden Property Trust	371,519	40,514,147
Equity Residential	1,541,894	96,090,834
Invitation Homes Inc	1,522,091	40,685,492
Sun Communities Inc	138,274	17,620,256
UDR Inc	2,830,675	105,159,577
		356,309,030
Retail REITs - 17.5%
Acadia Realty Trust	642,056	12,847,541
Curbline Properties Corp	363,550	8,816,087
FrontView REIT Inc	649,929	10,665,335
InvenTrust Properties Corp	353,338	10,384,604
Kimco Realty Corp	6,126,433	129,145,208
Macerich Co/The	1,291,436	24,446,883
NNN REIT Inc	3,171,289	132,147,613
Phillips Edison & Co Inc	765,426	27,731,384
Realty Income Corp	1,184,100	72,419,556
Regency Centers Corp	468,748	34,157,667
Tanger Inc	673,578	22,039,472
Urban Edge Properties	2,553,308	49,610,774
		534,412,124
Specialized REITs - 33.5%
American Tower Corp	1,391,257	249,424,555
CubeSmart	718,220	26,954,797
Digital Realty Trust Inc	708,612	117,594,161
Equinix Inc	332,577	273,022,438
Extra Space Storage Inc	133,958	18,482,185
Four Corners Property Trust Inc	1,171,905	28,887,458
Iron Mountain Inc	853,052	78,591,681
Lamar Advertising Co Class A	116,869	14,995,461
Public Storage	452,586	124,999,727
SBA Communications Corp Class A	289,183	53,241,482
Weyerhaeuser Co	1,376,322	35,481,581
		1,021,675,526
TOTAL UNITED STATES		3,029,088,715
TOTAL COMMON STOCKS (Cost $2,260,763,222)		3,029,088,715

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $16,327,476)	3.70	16,324,211	16,327,476

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,277,090,698)	3,045,416,191
NET OTHER ASSETS (LIABILITIES) - 0.2%	5,438,156
NET ASSETS - 100.0%	3,050,854,347

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,778,890	238,794,148	234,247,796	396,529	2,226	-	16,327,476	16,324,211	0.0%
Fidelity Securities Lending Cash Central Fund	-	890,991	890,991	41	-	-	-	-	0.0%
Total	11,778,890	239,685,139	235,138,787	396,570	2,226	-	16,327,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	3,029,088,715	3,029,088,715	-	-

Money Market Funds	16,327,476	16,327,476	-	-
Total Investments in Securities:	3,045,416,191	3,045,416,191	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,260,763,222)	$3,029,088,715
Fidelity Central Funds (cost $16,327,476)	16,327,476

Total Investment in Securities (cost $2,277,090,698)		$3,045,416,191
Receivable for investments sold		3,727,962
Receivable for fund shares sold		1,864,393
Dividends receivable		6,243,568
Distributions receivable from Fidelity Central Funds		89,961
Prepaid expenses		2,161
Receivable from investment adviser for expense reductions		4,155
Other receivables		1,224,162
Total assets		3,058,572,553
Liabilities
Payable for investments purchased	$2,732,167
Payable for fund shares redeemed	2,544,370
Accrued management fee	1,562,278
Distribution and service plan fees payable	46,797
Deferred Trustees payable	775,784
Other payables and accrued expenses	56,810
Total liabilities		7,718,206
Net Assets		$3,050,854,347
Net Assets consist of:
Paid in capital		$2,279,714,333
Total accumulated earnings (loss)		771,140,014
Net Assets		$3,050,854,347

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($74,574,382 ÷ 1,908,869 shares)(a)		$39.07
Maximum offering price per share (100/94.25 of $39.07)		$41.45
Class M :
Net Asset Value and redemption price per share ($67,802,951 ÷ 1,735,637 shares)(a)		$39.07
Maximum offering price per share (100/96.50 of $39.07)		$40.49
Class C :
Net Asset Value and offering price per share ($4,047,845 ÷ 103,653 shares)(a)		$39.05
Fidelity Real Estate Investment Portfolio :
Net Asset Value, offering price and redemption price per share ($2,872,080,075 ÷ 73,496,767 shares)		$39.08
Class I :
Net Asset Value, offering price and redemption price per share ($26,555,189 ÷ 679,524 shares)		$39.08
Class Z :
Net Asset Value, offering price and redemption price per share ($5,793,905 ÷ 148,259 shares)		$39.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$44,042,301
Income from Fidelity Central Funds (including $41 from security lending)		396,570
Total income		44,438,871
Expenses
Management fee	$9,242,474
Distribution and service plan fees	11,717
Custodian fees and expenses	17,244
Independent trustees' fees and expenses	6,418
Registration fees	46,537
Audit fees	27,111
Legal	1,970
Interest	3,022
Miscellaneous	5,631
Total expenses		9,362,124
Net Investment income (loss)		35,076,747
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,450,519
Fidelity Central Funds	2,226
Total net realized gain (loss)		4,452,745
Change in net unrealized appreciation (depreciation) on investment securities		70,574,290
Net gain (loss)		75,027,035
Net increase (decrease) in net assets resulting from operations		$110,103,782
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,076,747	$70,276,193
Net realized gain (loss)	4,452,745	146,202,936
Change in net unrealized appreciation (depreciation)	70,574,290	(159,028,274)
Net increase (decrease) in net assets resulting from operations	110,103,782	57,450,855
Distributions to shareholders	(124,815,022)	(159,416,642)

Share transactions - net increase (decrease)	(90,574,195)	638,932,700
Total increase (decrease) in net assets	(105,285,435)	536,966,913

Net Assets
Beginning of period	3,156,139,782	2,619,172,869
End of period	$3,050,854,347	$3,156,139,782

Financial Highlights
Fidelity Advisor® Real Estate Fund Class A

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$39.19
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(.15) D
Total from investment operations	(.12)
Net asset value, end of period	$39.07
Total Return E,F	(.31) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.92% I
Expenses net of fee waivers, if any	.92 % I
Expenses net of all reductions, if any	.92% I
Net investment income (loss)	2.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$74,574
Portfolio turnover rate J	23 % I,K

AFor the period January 15, 2026 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Real Estate Fund Class M

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$39.19
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	(.12) E
Total from investment operations	(.12)
Net asset value, end of period	$39.07
Total Return F,G	(.31) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.05% J
Expenses net of fee waivers, if any	1.05 % J
Expenses net of all reductions, if any	1.05% J
Net investment income (loss)	.14% J
Supplemental Data
Net assets, end of period (000 omitted)	$67,803
Portfolio turnover rate K	23 % J,L

AFor the period January 15, 2026 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Real Estate Fund Class C

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$39.19
Income from Investment Operations
Net investment income (loss) B,C	.88
Net realized and unrealized gain (loss)	(1.02) D
Total from investment operations	(.14)
Net asset value, end of period	$39.05
Total Return E,F	(.36) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.66% I
Expenses net of fee waivers, if any	1.66 % I
Expenses net of all reductions, if any	1.66% I
Net investment income (loss)	58.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,048
Portfolio turnover rate J	23 % I,K

AFor the period January 15, 2026 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Real Estate Investment Portfolio

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.21	$40.14	$39.16	$47.48	$50.45	$40.16
Income from Investment Operations
Net investment income (loss) A,B	.45	.91	.90	.95	.72	.73
Net realized and unrealized gain (loss)	1.00	.35	2.78	(5.36)	(1.69)	11.34
Total from investment operations	1.45	1.26	3.68	(4.41)	(.97)	12.07
Distributions from net investment income	(.70)	(.85)	(.92)	(.75)	(.42)	(.75) C
Distributions from net realized gain	(.88)	(1.34)	(1.79)	(3.15)	(1.58)	(1.02) C
Total distributions	(1.58)	(2.19)	(2.70) D	(3.91) D	(2.00)	(1.78) D
Net asset value, end of period	$39.08	$39.21	$40.14	$39.16	$47.48	$50.45
Total Return E,F	3.79%	3.17%	10.28%	(9.38)%	(2.22)%	31.46%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I	.64%	.70%	.72%	.71%	.73%
Expenses net of fee waivers, if any	.62 % I	.64%	.69%	.72%	.71%	.73%
Expenses net of all reductions, if any	.62% I	.64%	.69%	.72%	.71%	.72%
Net investment income (loss)	2.33% I	2.27%	2.47%	2.38%	1.47%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$2,872,080	$3,156,140	$2,619,173	$2,826,404	$5,119,756	$5,732,367
Portfolio turnover rate J	23 % I,K	35%	34%	13%	18%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Real Estate Fund Class I

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$39.19
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	(.11) E
Total from investment operations	(.11)
Net asset value, end of period	$39.08
Total Return F	(.28) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I
Expenses net of fee waivers, if any	.66 % I
Expenses net of all reductions, if any	.66% I
Net investment income (loss)	(.15)% I
Supplemental Data
Net assets, end of period (000 omitted)	$26,555
Portfolio turnover rate J	23 % I,K

AFor the period January 15, 2026 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Real Estate Fund Class Z

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$39.19
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.15) D
Total from investment operations	(.11)
Net asset value, end of period	$39.08
Total Return E	(.28) %
Ratios to Average Net Assets C,F,G
Expenses before reductions	.54% H
Expenses net of fee waivers, if any	.54 % H
Expenses net of all reductions, if any	.54% H
Net investment income (loss)	2.70% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,794
Portfolio turnover rate I	23 % H,J

AFor the period January 15, 2026 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on January 15, 2026. The Fund offers Class A, Class M, Class C, Fidelity Real Estate Investment Portfolio, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z shares are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain dividends, foreign currency transactions, certain corporate actions, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$841,190,046
Gross unrealized depreciation	(84,687,398)
Net unrealized appreciation (depreciation)	$756,502,648
Tax cost	$2,288,913,543
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Investment Portfolio	346,855,079	703,363,582
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Real Estate Investment Portfolio	.69
Class I	.71
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.59
Class C	.65
Fidelity Real Estate Investment Portfolio	.61
Class I	.65
Class Z	.53

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	3,882	-
Class M	.25%	.25%	6,964	-
Class C	.75%	.25%	871	35
			11,717	35

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	63
Class M	24
Class CA	3
90

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and deferred trustees payable, as applicable.

Fidelity Real Estate Investment Portfolio	$775,784

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Real Estate Investment Portfolio	10,226

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Real Estate Investment Portfolio	Borrower	11,806,000	4.61%	3,022

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Investment Portfolio	23,692,145	86,035,424	14,998,253
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Real Estate Investment Portfolio	2,625
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Investment Portfolio	4	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026A	Year ended July 31, 2025
Fidelity Real Estate Investment Portfolio
Distributions to shareholders	$-	$-
Class A	-	-
Class M	-	-
Class C	-	-
Fidelity Real Estate Investment Portfolio	124,815,022	159,416,642
Class I
Class Z	-	-
Total	$124,815,022	$ 159,416,642
A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period January 15, 2026 (commencement of sale of shares) through January 31, 2026.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026A	Year ended July 31, 2025	Six months ended January 31, 2026A	Year ended July 31, 2025
Fidelity Real Estate Investment Portfolio
Class A
Shares sold	10,848	-	$417,067	$ -
Issued in exchange for the shares of the Acquired Fund(s)	1,912,033	-	74,224,865	-
Shares redeemed	(14,012)	-	(543,293)	-
Net increase (decrease)	1,908,869	-	$74,098,639	$ -
Class M
Shares sold	859,465	-	$33,265,730	$ -
Issued in exchange for the shares of the Acquired Fund(s)	885,318	-	34,367,989	-
Shares redeemed	(9,146)	-	(356,372)	-
Net increase (decrease)	1,735,637	-	$67,277,347	$ -
Class C
Shares sold	2,712	-	$105,946	$ -
Issued in exchange for the shares of the Acquired Fund(s)	102,109	-	3,962,833	-
Shares redeemed	(1,168)	-	(45,600)	-
Net increase (decrease)	103,653	-	$4,023,179	$ -
Fidelity Real Estate Investment Portfolio
Shares sold	5,821,372	47,386,585	$224,777,878	$1,908,819,176
Reinvestment of distributions	2,256,988	3,259,942	86,880,504	128,651,744
Shares redeemed	(15,082,478)	(35,396,530)	(579,772,484)	(1,398,538,220)
Net increase (decrease)	(7,004,118)	15,249,997	$(268,114,102)	$638,932,700
Class I
Shares sold	22,434	-	$869,832	$ -
Issued in exchange for the shares of the Acquired Fund(s)	660,394	-	25,643,079	-
Shares redeemed	(3,304)	-	(128,189)	-
Net increase (decrease)	679,524	-	$26,384,722	$ -
Class Z
Shares sold	19,326	-	$749,587	$ -
Issued in exchange for the shares of the Acquired Fund(s)	133,126	-	5,169,304	-
Shares redeemed	(4,193)	-	(162,871)	-
Net increase (decrease)	148,259	-	$5,756,020	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period January 15, 2026 (commencement of sale of shares) through January 31, 2026.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

12. Reorganization Information.
On January 23, 2026, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Real Estate Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees (the Board). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on January 15, 2026. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Real Estate Fund	176,153,147	30,677,068
Class A			74,224,865	4,909,458	0.3894590417
Class M			34,367,989	2,287,559	0.3870144256
Class C			3,962,833	280,521	0.3639963927
Class I			25,643,079	1,656,691	0.3986221993
Class Z			5,169,304	335,038	0.3973474118

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Real Estate Investment Portfolio	2,893,960,932	3,037,329,002

Pro forma results of operations of the combined entity for the entire period ended January 31, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$37,173,132
Total net realized gain (loss)	(12,801,407)
Total change in net unrealized appreciation (depreciation)	89,164,233
Net increase (decrease) in net assets resulting from operations	$113,535,958

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's accompanying Statement of Operations since January 23, 2026.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Real Estate Investment Portfolio
At its October 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2025 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its October 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the estimated total expense ratio of each New Class of the fund. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee and proposed maximum class-level management fee rate for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of each New Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its October 2025 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund and of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable in light of all of the surrounding circumstances and that the fund's Amended Contract should be approved through May 31, 2026.

1.706448.127
REA-SANN-0426
Fidelity® International Real Estate Fund

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Real Estate Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 11.8%
Financials - 0.2%
Capital Markets - 0.2%
HMC Capital Ltd	298,135	871,946
Real Estate - 11.6%
Diversified REITs - 2.5%
Stockland unit	2,434,448	9,137,278
Office REITs - 0.1%
Abacus Group unit	434,288	349,291
Real Estate Management & Development - 1.5%
Gemlife Communities Group unit	1,529,983	5,358,980
Residential REITs - 3.0%
Ingenia Communities Group unit	3,214,822	10,588,774
Retail REITs - 1.7%
Charter Hall Retail REIT	2,296,369	6,284,371
Specialized REITs - 2.8%
Abacus Storage King unit	1,851,963	1,998,902
Arena REIT unit	3,176,067	7,851,374
		9,850,276
TOTAL REAL ESTATE		41,568,970
TOTAL AUSTRALIA		42,440,916
BELGIUM - 6.6%
Real Estate - 6.6%
Industrial REITs - 4.1%
Montea NV	55,761	4,719,276
Warehouses De Pauw CVA	358,250	10,149,175
		14,868,451
Real Estate Management & Development - 1.3%
Inclusio SA	225,642	4,680,633
Residential REITs - 0.0%
Xior Student Housing NV rights (b)(e)	108,842	64,366
Specialized REITs - 1.2%
Shurgard Self Storage Ltd	115,993	4,207,264
TOTAL BELGIUM		23,820,714
BRAZIL - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
LOG Commercial Properties e Participacoes SA	316,133	1,671,145
CANADA - 2.2%
Health Care - 2.0%
Health Care Providers & Services - 2.0%
Chartwell Retirement Residences	230,000	3,415,415
Sienna Senior Living Inc (a)	223,000	3,473,602
TOTAL HEALTH CARE		6,889,017
Real Estate - 0.2%
Residential REITs - 0.2%
Killam Apartment Real Estate Investment Trust (a)	69,600	896,548
TOTAL CANADA		7,785,565
FINLAND - 1.8%
Real Estate - 1.8%
Real Estate Management & Development - 1.8%
Cityvarasto Oyj (a)	167,207	3,369,380
Kojamo Oyj (b)	274,300	3,098,598

TOTAL FINLAND		6,467,978
FRANCE - 4.2%
Real Estate - 4.2%
Industrial REITs - 1.8%
ARGAN SA	84,204	6,587,540
Retail REITs - 2.4%
Unibail-Rodamco-Westfield unit	76,500	8,433,173
TOTAL FRANCE		15,020,713
GERMANY - 3.6%
Real Estate - 3.6%
Real Estate Management & Development - 3.6%
Instone Real Estate Group SE (c)(d)	473,076	4,816,934
LEG Immobilien SE	76,101	5,484,545
TAG Immobilien AG	148,832	2,521,013

TOTAL GERMANY		12,822,492
GREECE - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.2%
LAMDA Development SA (b)	92,200	773,768
Retail REITs - 0.3%
Trade Estates Real Estate Investment SA	412,089	976,939
TOTAL GREECE		1,750,707
HONG KONG - 8.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Magnificent Hotel Investment Ltd (b)	51,423,000	460,773
Real Estate - 8.4%
Real Estate Management & Development - 8.4%
CK Asset Holdings Ltd	991,500	5,817,944
Great Eagle Holdings Ltd	2,272,541	4,698,037
Sun Hung Kai Properties Ltd	835,500	13,443,550
TAI Cheung Holdings Ltd	11,187,116	5,413,051
Wing Tai Properties Ltd	3,448,000	860,665
TOTAL REAL ESTATE		30,233,247
TOTAL HONG KONG		30,694,020
IRELAND - 2.6%
Consumer Discretionary - 1.5%
Household Durables - 1.5%
Cairn Homes PLC (Ireland)	1,033,600	2,560,622
Glenveagh Properties PLC (b)(c)(d)	1,140,159	2,646,212
TOTAL CONSUMER DISCRETIONARY		5,206,834
Real Estate - 1.1%
Residential REITs - 1.1%
Irish Residential Properties Reit PLC	3,380,400	4,047,027
TOTAL IRELAND		9,253,861
JAPAN - 22.4%
Real Estate - 22.4%
Health Care REITs - 2.7%
Health Care & Medical Investment Corp (a)	12,587	9,841,219
Industrial REITs - 0.9%
Japan Logistics Fund Inc (a)	5,000	3,266,348
Real Estate Management & Development - 12.7%
Hulic Co Ltd	950,800	11,298,276
JINUSHI Co Ltd	55,400	1,132,986
Katitas Co Ltd	298,500	5,882,819
Nomura Real Estate Holdings Inc	1,286,600	8,529,669
Starts Corp Inc	168,200	5,320,102
Tokyo Tatemono Co Ltd	244,100	5,723,953
Tosei Corp	754,700	7,661,112
		45,548,917
Residential REITs - 6.1%
Advance Residence Investment Corp (a)	10,000	10,855,518
Comforia Residential REIT Inc (a)	4,500	3,250,840
Daiwa Securities Living Investments Corp	10,654	7,903,071
		22,009,429
TOTAL JAPAN		80,665,913
MEXICO - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Corp Inmobiliaria Vesta SAB de CV	541,400	1,674,139
NETHERLANDS - 1.2%
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
CTP NV (c)(d)	206,850	4,491,874
NEW ZEALAND - 1.2%
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Ryman Healthcare Ltd (b)	1,504,311	2,517,973
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Auckland International Airport Ltd	186,043	925,256
Real Estate - 0.3%
Diversified REITs - 0.3%
Stride Property Group unit	1,302,032	991,701
TOTAL NEW ZEALAND		4,434,930
SINGAPORE - 8.7%
Real Estate - 8.7%
Health Care REITs - 2.6%
Parkway Life Real Estate Investment Trust	2,912,200	9,340,284
Real Estate Management & Development - 6.1%
Singapore Land Group Ltd	1,625,800	4,460,374
Wing Tai Holdings Ltd	13,517,422	17,533,014
		21,993,388
TOTAL SINGAPORE		31,333,672
SPAIN - 1.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	26,000	804,184
Consumer Discretionary - 1.6%
Household Durables - 1.6%
Neinor Homes SA (c)(d)	235,143	5,602,408
TOTAL SPAIN		6,406,592
SWEDEN - 5.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
SkiStar AB B Shares	47,500	895,341
Real Estate - 4.8%
Real Estate Management & Development - 4.8%
Catena AB	83,380	4,328,366
Dios Fastigheter AB	168,200	1,218,895
Heba Fastighets AB B Shares	824,847	2,778,042
Intea Fastigheter AB B Shares	145,400	1,067,545
John Mattson Fastighetsforetagen AB (b)	155,100	1,149,211
Logistea AB B Shares	1,843,800	2,980,715
Stendorren Fastigheter AB B Shares (a)(b)	170,536	3,752,462
TOTAL REAL ESTATE		17,275,236
TOTAL SWEDEN		18,170,577
SWITZERLAND - 2.6%
Industrials - 0.5%
Ground Transportation - 0.5%
Jungfraubahn Holding AG	4,740	1,867,059
Real Estate - 2.1%
Real Estate Management & Development - 2.1%
PSP Swiss Property AG	37,910	7,601,125
TOTAL SWITZERLAND		9,468,184
UNITED KINGDOM - 11.5%
Consumer Discretionary - 1.5%
Household Durables - 1.5%
Bellway PLC	96,006	3,568,004
Persimmon PLC	93,700	1,802,694
TOTAL CONSUMER DISCRETIONARY		5,370,698
Real Estate - 10.0%
Health Care REITs - 1.6%
Primary Health Properties PLC	3,174,173	4,499,742
Target Healthcare REIT PLC	979,100	1,390,662
		5,890,404
Industrial REITs - 1.4%
LondonMetric Property PLC	1,793,367	4,905,453
Office REITs - 0.2%
Helical PLC	395,895	1,047,692
Real Estate Management & Development - 2.5%
Grainger PLC	2,048,998	5,439,269
Harworth Group PLC	1,586,145	3,559,458
		8,998,727
Specialized REITs - 4.3%
Big Yellow Group PLC (The)	594,400	8,377,477
Safestore Holdings PLC	615,602	6,966,309
		15,343,786
TOTAL REAL ESTATE		36,186,062
TOTAL UNITED KINGDOM		41,556,760
UNITED STATES - 2.4%
Real Estate - 2.4%
Industrial REITs - 2.4%
Prologis Inc	66,600	8,695,296
TOTAL COMMON STOCKS (Cost $322,303,453)		358,626,048

Money Market Funds - 9.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	645,491	645,620
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	31,808,852	31,812,033
TOTAL MONEY MARKET FUNDS (Cost $32,457,653)			32,457,653

TOTAL INVESTMENT IN SECURITIES - 108.6% (Cost $354,761,106)	391,083,701
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(30,860,241)
NET ASSETS - 100.0%	360,223,460

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,361,612 or 5.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $18,361,612 or 5.1% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,588,431	71,953,018	84,893,657	131,576	(2,173)	1	645,620	645,491	0.0%
Fidelity Securities Lending Cash Central Fund	22,164,753	91,823,473	82,176,454	38,156	261	-	31,812,033	31,808,852	0.1%
Total	35,753,184	163,776,491	167,070,111	169,732	(1,912)	1	32,457,653

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	804,184	-	804,184	-
Consumer Discretionary	17,536,054	17,536,054	-	-
Financials	871,946	871,946	-	-
Health Care	9,406,990	9,406,990	-	-
Industrials	2,792,315	2,792,315	-	-
Real Estate	327,214,559	327,214,559	-	-

Money Market Funds	32,457,653	32,457,653	-	-
Total Investments in Securities:	391,083,701	390,279,517	804,184	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,458,933) - See accompanying schedule:
Unaffiliated issuers (cost $322,303,453)	$358,626,048
Fidelity Central Funds (cost $32,457,653)	32,457,653

Total Investment in Securities (cost $354,761,106)		$391,083,701
Foreign currency held at value (cost $25,584)		25,347
Receivable for fund shares sold		126,306
Dividends receivable		1,687,315
Reclaims receivable		1,662,170
Distributions receivable from Fidelity Central Funds		39,917
Prepaid expenses		223
Other receivables		6
Total assets		394,624,985
Liabilities
Payable for investments purchased
Regular delivery	$2,079,035
Delayed delivery	64,366
Payable for fund shares redeemed	172,828
Accrued management fee	229,550
Distribution and service plan fees payable	3,931
Other payables and accrued expenses	40,043
Collateral on securities loaned	31,811,772
Total liabilities		34,401,525
Net Assets		$360,223,460
Net Assets consist of:
Paid in capital		$522,514,353
Total accumulated earnings (loss)		(162,290,893)
Net Assets		$360,223,460

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($11,711,307 ÷ 1,078,385 shares)(a)		$10.86
Maximum offering price per share (100/94.25 of $10.86)		$11.52
Class M :
Net Asset Value and redemption price per share ($1,390,811 ÷ 129,053 shares)(a)		$10.78
Maximum offering price per share (100/96.50 of $10.78)		$11.17
Class C :
Net Asset Value and offering price per share ($1,188,274 ÷ 112,481 shares)(a)		$10.56
International Real Estate :
Net Asset Value, offering price and redemption price per share ($167,194,589 ÷ 15,145,809 shares)		$11.04
Class I :
Net Asset Value, offering price and redemption price per share ($32,031,117 ÷ 2,918,020 shares)		$10.98
Class Z :
Net Asset Value, offering price and redemption price per share ($146,707,362 ÷ 13,400,835 shares)		$10.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$4,957,903
Income from Fidelity Central Funds (including $38,156 from security lending)		169,732
Income before foreign taxes withheld		$5,127,635
Less foreign taxes withheld		(495,215)
Total income		4,632,420
Expenses
Management fee	$1,327,094
Distribution and service plan fees	22,601
Custodian fees and expenses	18,298
Independent trustees' fees and expenses	683
Registration fees	48,008
Audit fees	34,269
Legal	214
Interest	8,849
Miscellaneous	519
Total expenses		1,460,535
Net Investment income (loss)		3,171,885
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,788,755
Fidelity Central Funds	(1,912)
Foreign currency transactions	23,636
Total net realized gain (loss)		11,810,479
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	24,702,595
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	98,502
Total change in net unrealized appreciation (depreciation)		24,801,098
Net gain (loss)		36,611,577
Net increase (decrease) in net assets resulting from operations		$39,783,462
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,171,885	$9,965,341
Net realized gain (loss)	11,810,479	(6,498,378)
Change in net unrealized appreciation (depreciation)	24,801,098	13,030,131
Net increase (decrease) in net assets resulting from operations	39,783,462	16,497,094
Distributions to shareholders	(10,211,487)	(16,333,476)

Share transactions - net increase (decrease)	5,870,639	(161,108,061)
Total increase (decrease) in net assets	35,442,614	(160,944,443)

Net Assets
Beginning of period	324,780,846	485,725,289
End of period	$360,223,460	$324,780,846

Financial Highlights
Fidelity Advisor® International Real Estate Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.99	$10.12	$11.88	$14.84	$11.74
Income from Investment Operations
Net investment income (loss) A,B	.08	.26	.26	.19	.18	.22
Net realized and unrealized gain (loss)	1.12	.15	(.23)	(1.52)	(2.39)	3.08
Total from investment operations	1.20	.41	.03	(1.33)	(2.21)	3.30
Distributions from net investment income	(.29)	(.45)	(.16)	(.03)	(.52)	(.20)
Distributions from net realized gain	-	-	-	(.40)	(.23)	-
Total distributions	(.29)	(.45)	(.16)	(.43)	(.75)	(.20)
Net asset value, end of period	$10.86	$9.95	$9.99	$10.12	$11.88	$14.84
Total Return C,D,E	12.19%	4.19%	.37%	(11.35)%	(15.76)%	28.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.17% H	1.18%	1.22%	1.25%	1.23%	1.23%
Expenses net of fee waivers, if any	1.17 % H	1.18%	1.20%	1.20%	1.22%	1.23%
Expenses net of all reductions, if any	1.17% H	1.18%	1.20%	1.19%	1.22%	1.23%
Net investment income (loss)	1.54% H	2.70%	2.70%	1.91%	1.33%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$11,711	$10,388	$11,353	$12,875	$16,274	$17,071
Portfolio turnover rate I	96 % H	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.86	$9.90	$10.01	$11.76	$14.71	$11.64
Income from Investment Operations
Net investment income (loss) A,B	.07	.23	.23	.17	.14	.18
Net realized and unrealized gain (loss)	1.11	.15	(.22)	(1.52)	(2.37)	3.05
Total from investment operations	1.18	.38	.01	(1.35)	(2.23)	3.23
Distributions from net investment income	(.26)	(.42)	(.12)	-	(.49)	(.16)
Distributions from net realized gain	-	-	-	(.40)	(.23)	-
Total distributions	(.26)	(.42)	(.12)	(.40)	(.72)	(.16)
Net asset value, end of period	$10.78	$9.86	$9.90	$10.01	$11.76	$14.71
Total Return C,D,E	12.06%	3.97%	.15%	(11.60)%	(16.01)%	28.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.42% H	1.43%	1.47%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.42 % H	1.43%	1.45%	1.45%	1.51%	1.55%
Expenses net of all reductions, if any	1.42% H	1.43%	1.45%	1.43%	1.51%	1.54%
Net investment income (loss)	1.30% H	2.45%	2.45%	1.66%	1.04%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,391	$1,313	$1,661	$1,967	$2,804	$3,488
Portfolio turnover rate I	96 % H	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$9.70	$9.75	$11.52	$14.43	$11.43
Income from Investment Operations
Net investment income (loss) A,B	.04	.18	.18	.11	.07	.11
Net realized and unrealized gain (loss)	1.08	.15	(.22)	(1.48)	(2.32)	3.00
Total from investment operations	1.12	.33	(.04)	(1.37)	(2.25)	3.11
Distributions from net investment income	(.22)	(.37)	(.01)	-	(.43)	(.11)
Distributions from net realized gain	-	-	-	(.40)	(.23)	-
Total distributions	(.22)	(.37)	(.01)	(.40)	(.66)	(.11)
Net asset value, end of period	$10.56	$9.66	$9.70	$9.75	$11.52	$14.43
Total Return C,D,E	11.69%	3.53%	(.42)%	(12.03)%	(16.40)%	27.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.92% H	1.93%	1.97%	2.02%	2.02%	2.05%
Expenses net of fee waivers, if any	1.92 % H	1.93%	1.95%	1.95%	2.01%	2.05%
Expenses net of all reductions, if any	1.92% H	1.93%	1.95%	1.94%	2.01%	2.04%
Net investment income (loss)	.80% H	1.95%	1.95%	1.16%	.55%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,188	$1,026	$1,209	$1,487	$2,087	$3,036
Portfolio turnover rate I	96 % H	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Real Estate Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.14	$10.28	$12.06	$15.04	$11.90
Income from Investment Operations
Net investment income (loss) A,B	.10	.29	.29	.22	.22	.26
Net realized and unrealized gain (loss)	1.13	.16	(.24)	(1.55)	(2.42)	3.12
Total from investment operations	1.23	.45	.05	(1.33)	(2.20)	3.38
Distributions from net investment income	(.31)	(.47)	(.19)	(.04)	(.54)	(.24)
Distributions from net realized gain	-	-	-	(.40)	(.24)	-
Total distributions	(.31)	(.47)	(.19)	(.45) C	(.78)	(.24)
Net asset value, end of period	$11.04	$10.12	$10.14	$10.28	$12.06	$15.04
Total Return D,E	12.37%	4.58%	.60%	(11.19)%	(15.50)%	28.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.88% H	.88%	.95%	.98%	.95%	.97%
Expenses net of fee waivers, if any	.88 % H	.88%	.94%	.95%	.94%	.97%
Expenses net of all reductions, if any	.88% H	.88%	.94%	.95%	.94%	.96%
Net investment income (loss)	1.84% H	3.00%	2.95%	2.15%	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$167,195	$155,324	$167,627	$223,674	$316,203	$360,653
Portfolio turnover rate I	96 % H	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$10.08	$10.22	$11.98	$14.94	$11.83
Income from Investment Operations
Net investment income (loss) A,B	.10	.29	.29	.22	.22	.27
Net realized and unrealized gain (loss)	1.13	.16	(.24)	(1.54)	(2.40)	3.09
Total from investment operations	1.23	.45	.05	(1.32)	(2.18)	3.36
Distributions from net investment income	(.32)	(.46)	(.19)	(.04)	(.54)	(.25)
Distributions from net realized gain	-	-	-	(.40)	(.24)	-
Total distributions	(.32)	(.46)	(.19)	(.44)	(.78)	(.25)
Net asset value, end of period	$10.98	$10.07	$10.08	$10.22	$11.98	$14.94
Total Return C,D	12.34%	4.58%	.64%	(11.15)%	(15.46)%	28.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.91% G	.90%	.92%	.92%	.92%	.90%
Expenses net of fee waivers, if any	.91 % G	.90%	.91%	.91%	.91%	.90%
Expenses net of all reductions, if any	.91% G	.90%	.91%	.91%	.91%	.90%
Net investment income (loss)	1.81% G	2.98%	2.99%	2.19%	1.64%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$32,031	$27,780	$38,800	$58,592	$95,002	$290,807
Portfolio turnover rate H	96 % G	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$10.06	$10.21	$11.97	$14.93	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.10	.30	.30	.23	.23	.28
Net realized and unrealized gain (loss)	1.13	.15	(.23)	(1.53)	(2.39)	3.09
Total from investment operations	1.23	.45	.07	(1.30)	(2.16)	3.37
Distributions from net investment income	(.33)	(.46)	(.22)	(.06)	(.55)	(.26)
Distributions from net realized gain	-	-	-	(.40)	(.25)	-
Total distributions	(.33)	(.46)	(.22)	(.46)	(.80)	(.26)
Net asset value, end of period	$10.95	$10.05	$10.06	$10.21	$11.97	$14.93
Total Return C,D	12.37%	4.66%	.78%	(11.01)%	(15.35)%	28.99%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.79% G	.78%	.80%	.80%	.79%	.81%
Expenses net of fee waivers, if any	.79 % G	.78%	.79%	.80%	.79%	.81%
Expenses net of all reductions, if any	.79% G	.78%	.79%	.80%	.79%	.81%
Net investment income (loss)	1.93% G	3.10%	3.11%	2.30%	1.76%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$146,707	$128,948	$265,075	$263,313	$412,765	$324,228
Portfolio turnover rate H	96 % G	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Real Estate, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$45,253,708
Gross unrealized depreciation	(12,297,983)
Net unrealized appreciation (depreciation)	$32,955,725
Tax cost	$358,127,976

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(49,541,531)
Long-term	(157,320,781)
Total capital loss carryforward	$(206,862,312)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Real Estate Fund	172,491,206	158,816,162
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
International Real Estate	.88
Class I	.84
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
International Real Estate	.81
Class I	.84
Class Z	.72

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	13,695	348
Class M	.25%	.25%	3,358	4
Class C	.75%	.25%	5,548	1,101
			22,601	1,453

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,787
Class M	30
Class CA	18
2,835

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Real Estate Fund	424

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Real Estate Fund	Borrower	6,909,727	4.19%	8,849

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Real Estate Fund	1,820,266	2,731,157	(101,408)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity International Real Estate Fund	277
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Real Estate Fund	4,360	-	-

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity International Real Estate Fund
Distributions to shareholders
Class A	$301,359	$495,140
Class M	32,952	69,353
Class C	23,618	44,420
International Real Estate	4,733,946	7,468,260
Class I	903,468	1,291,772
Class Z	4,216,144	6,964,531
Total	$10,211,487	$16,333,476
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026	Year ended July 31, 2025	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity International Real Estate Fund
Class A
Shares sold	91,763	203,949	$948,758	$1,928,724
Reinvestment of distributions	28,877	50,399	298,889	491,979
Shares redeemed	(86,080)	(347,363)	(890,240)	(3,260,406)
Net increase (decrease)	34,560	(93,015)	$357,407	$(839,703)
Class M
Shares sold	2,991	4,003	$30,694	$37,744
Reinvestment of distributions	3,207	7,157	32,952	69,353
Shares redeemed	(10,345)	(45,739)	(107,112)	(427,140)
Net increase (decrease)	(4,147)	(34,579)	$(43,466)	$(320,043)
Class C
Shares sold	15,174	23,417	$152,963	$214,552
Reinvestment of distributions	2,345	4,656	23,618	44,420
Shares redeemed	(11,313)	(46,370)	(113,235)	(428,816)
Net increase (decrease)	6,206	(18,297)	$63,346	$(169,844)
International Real Estate
Shares sold	1,445,046	3,303,593	$15,245,324	$31,840,134
Reinvestment of distributions	403,157	656,083	4,238,637	6,492,334
Shares redeemed	(2,047,695)	(5,138,153)	(21,545,709)	(49,269,704)
Net increase (decrease)	(199,492)	(1,178,477)	$(2,061,748)	$(10,937,236)
Class I
Shares sold	385,340	900,600	$4,067,114	$8,351,978
Reinvestment of distributions	81,814	122,981	855,757	1,218,259
Shares redeemed	(308,081)	(2,112,510)	(3,265,769)	(20,558,133)
Net increase (decrease)	159,073	(1,088,929)	$1,657,102	$(10,987,896)
Class Z
Shares sold	662,790	900,877	$6,933,985	$8,652,902
Reinvestment of distributions	303,003	678,127	3,166,953	6,678,730
Shares redeemed	(400,175)	(15,101,130)	(4,202,940)	(153,184,971)
Net increase (decrease)	565,618	(13,522,126)	$5,897,998	$(137,853,339)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Real Estate Fund	26%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.801330.122
IRE-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026